CONTRACT ACCOUNTING (Tables)	12 Months Ended
Dec. 31, 2020
Contractors [Abstract]
Schedule of contract billings

At December 31, 2020 and 2019, contract assets on uncompleted contracts consisted of the following:

	2020	2019
Costs and estimated earnings recognized	$4,152,850	$3,700,124
Less: Billings or cash received	(4,050,392)	(2,324,204)
Contract Assets	$102,458	$1,375,920

At December 31, 2020 and 2019, contract liabilities on uncompleted contracts consisted of the following:

	2020	2019
Billings and/or cash receipts on uncompleted contracts	$2,978,007	$35,665
Less: Costs and estimated earnings recognized	(2,268,454)	(27,004)
Contract Liabilities	$709,553	$8,661